UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Prasad Growth Fund

ANNUAL REPORT

MARCH 31, 2009

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

THE PRASAD GROWTH FUND

MANAGERS COMMENTARY

MARCH 31, 2009

Dear Shareholders,

Greetings. From 3/31/2008 to 3/31/2009 the NAV of PRGRX went down from $5.55 to $4.50, the total return being - 18.87%.  S&P went down from 1322.70 to 797.87 during the same period, the total return being – 38.09% and NASDAQ composite went down from 2279.10 to 1528.59, the total return being – 32.93%. During the above period the Fund outperformed both these indices.

The stock market was extremely volatile during the above period. In the second quarter the market was stable. In the third and fourth quarters the market dropped precipitously as the United States officially entered into recession. Many commentators have described this period as one of the worst in the economic cycles of this country. The deterioration in the housing market due to subprime situation was one of the causes. Because of failure of some major financial institutions there was a major credit crunch. Lenders became risk averse. Unemployment became a severe problem and consumers stopped spending money and this resulted in drop in revenues for lot of businesses. The new president and the federal government have been actively implementing ways to fight all these problems.

PRGRX has done relatively well even during these bad periods as a result of strategic asset allocation. PRGRX has been raising more cash when a correction starts, using technical indicators. In response to these adverse events, as a temporary defensive measure, PRGRX utilized the flexibility permitted by PRGRX’s investment policies to invest a substantial portion in cash and cash equivalents.  PRGRX invests only in treasury backed money market funds, for safety. Also PRGRX has been investing up to 10% of the portfolio in exchange traded funds. Thus when the market goes down, the inverse ETF funds move up. Also PRGRX has been investing up to 5% of the portfolio in options. During bad times PRGRX invests in put options of stocks and indices. After the market bottoms and then starts rising, PRGRX invests in stocks, long ETFs and call options. The trend of the overall market seems to be the one of the most important factors.

The agreement contract between the advisory firm, Mutual Funds Leader, Inc (MFL) for which I am the president and the only shareholder, and Prasad Series Trust (PST) was approved by the Board of Trustees of PST on June 11, 2008. The Trustees considered the services, operation and personnel of MFL and determined that, at the present time, MFL is capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The

THE PRASAD GROWTH FUND

MANAGERS COMMENTARY (CONTINUED)

MARCH 31, 2009

disinterested Trustees also discussed the fact that MFL is controlled by the Chairman of the Trust and the related conflict of interest. The disinterested trustees felt that MFL had done a good job managing PRGRX during a very tough period the markets had been going through since January of 2000.

One of the disinterested Trustees stated that the Fund ranked number one out of all growth funds in the last 13 weeks of 2007 as ranked by USA Today Mutual Fund Finder and number fourteen among all funds during the same period.

The 1.5% management fee paid to MFL pursuant to the Investment Advisory and Administrative Agreement was deemed by the Trustees to be appropriate after considering the services provided by MFL and the fees paid to other investment advisors by similar small mutual fund companies and the fact that MFL has been bearing all the expenses of PRGRX with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations).

The “disinterested” Trustees stated their belief that the unitary fee arrangement makes accounting easy and straight forward. They noted the fact that MFL does not have any soft dollar arrangements with any firm. They noted that MFL employs discount brokerage firms for trading which keeps the costs low. They noted the fact that MFL provides office space, computer equipment, software programs, expertise of the RIA with no additional cost. They felt that MFL has been providing excellent service and complying with accounting, regulatory and legal requirements in a satisfactory way.

The Board members discussed in detail and felt that MFL can conduct the day-to-day management of PRGRX, including the ability to effectively trade and monitor PRGRX’s portfolio, even during periods of extreme market volatility. The Board also ensures that the approval is done by all the disinterested trustees in person.

I thank you for your continued support. I am striving hard to make the NAV of PRGRX grow significantly.

Sincerely,

Rajendra Prasad

THE PRASAD GROWTH FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2009

This chart assumes an initial investment of $10,000 made on November 23, 1998. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but don’t reflect the impact of taxes.

The Standard & Poor's 500 Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Nasdaq Composite is a stock market index of all the common stocks and similar securities listed on the Nasdaq stock market, meaning that it has over 3,000 components.  It is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies.

THE PRASAD GROWTH FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE PRASAD GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

Shares		Value

COMMON STOCK - 96.13%

Business Services (Schools) - 4.18%
200	ITT Educational Services, Inc. *	$ 24,284

Chemicals (Fertilizers) - 8.80%
800	Terra Industries, Inc.	22,472
200	Terra Nitrogen Co.	28,600
		51,072
Computers - 4.53%
250	Apple Computer, Inc. *	26,280

Energy - 9.14%
400	First Solar , Inc. *	53,080

Food Preparations - 5.40%
900	American Italian Pasta Co. *	31,329

Investment (Brokers) - 8.49%
200	CME Group, Inc.	49,278

Mining (Gold/Silver) - 4.78%
3,000	Yamaha Gold, Inc.	27,750

Petroleum Exploration & Production - 0.98%
6,000	Warren Resources, Inc. *	5,700

Pharmaceutical Preparations - 11.72%
1,000	Emergent Biosolutions, Inc. *	13,510
1,200	Myriad Genetics, Inc. *	54,564
		68,074

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009

Shares		Value

Retail-Apparel - 8.97%
1,000	Aeropostale, Inc. *	26,560
800	Buckle, Inc.	25,544
		52,104
Services-Internet - 17.65%
140	Baidu, Inc. *	24,724
75	Google, Inc. *	26,105
1,000	Netease.com, Inc. *	26,850
600	SOHU.com, Inc. *	24,786
		102,465
Telecommunication (Cellular) - 11.51%
1,000	Research in Motion, Ltd. *	43,110
1,500	Starent Networks, Corp. *	23,700
		66,810

TOTAL FOR COMMON STOCK (Cost $564,399) - 96.13%		558,226

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - 0.00%
Shares Subject
to Call
	Almost Family, Inc. *
1,000	May 2009 Call @ $40.00	0

Total (Premiums Paid $3,210) - 0.00%		0

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 2.60%
14,553	Fidelity Govenmental Fund 57 0.65% ** (Cost $14,553)	14,553
562	Short-Term Investments Trust Treasury Portfolio 0.13% ** (Cost $562)	562

TOTAL FOR SHORT TERM INVESTMENTS (Cost $15,115) - 2.60%		15,115

TOTAL INVESTMENTS (Cost $582,724) - 98.73%		573,341

OTHER ASSETS LESS LIABILITIES - 1.27%		7,350

NET ASSETS - 100.00%		$ 580,691

**Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2009

Assets:
Investments, at Value (Cost $582,724)	$ 573,341
Cash	7,761
Receivables:
Dividends and Interest	382
Total Assets	581,484
Liabilities:
Accrued Management Fees (Note 2)	793
Total Liabilities	793

Net Assets	$ 580,691

Net Assets Consist of:
Paid In Capital	$1,476,985
Accumulated Undistributed Realized Loss on Investments	(886,911)
Unrealized Depreciation in Value of Investments	(9,383)
Net Assets, for 129,055 Shares Outstanding	$ 580,691

Net Asset Value Per Share	$ 4.50

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

STATEMENT OF OPERATIONS

For the Year ended MARCH 31, 2009

Investment Income:
Interest	$ 5,825
Dividends	1,946
Total Investment Income	7,771

Expenses:
Advisory Fees (Note 2)	10,388
Total Expenses	10,388

Net Investment Loss	(2,617)

Realized and Unrealized Loss on Investments:
Realized Gain (Loss) on:
Investments	(117,588)
Options	(11,761)
Total Realized and Unrealized Gain (Loss) on Investments	(129,349)

Net Change in Unrealized Depreciation on:
Investments	(1,265)
Options	(1,917)
Total Change in Unrealized Depreciation	(3,182)
Net Realized and Unrealized Loss on Investments and Options	(132,531)

Net Decrease in Net Assets Resulting from Operations	$(135,148)

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	3/31/2009	3/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (2,617)	$ 2,790
Net Realized Income (Loss) on Investments and Options	(129,349)	88,589
Unrealized Appreciation (Depreciation) on Investments	(3,182)	9,438
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,148)	100,817

Less Distributions:
From Net Investment Income	(412)	-
From Realized Gains	-	-
	(412)	-

Capital Share Transactions (Note 4)	(8,543)	(108,287)

Total Decrease	(144,103)	(7,470)

Net Assets:
Beginning of Period	724,794	732,264

End of Period	$ 580,691	$ 724,794

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

	For the Years Ended
	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Net Asset Value, at Beginning of Year	$ 5.55	$ 4.85	$ 6.26	$ 4.94	$ 5.15

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)	0.02	(0.03)	(0.02)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.03)	0.68	1.38)	1.34	0.19)
Total from Investment Operations	(1.05)	0.70	1.41)	1.32	0.21)

Distributions from net investment income	0.00 †	0.00	0.00	0.00	0.00
Distributions from realized gains	0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00 †	0.00	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 4.50	$ 5.55	$ 4.85	$ 6.26	$ 4.94

Total Return **	(18.87)%	14.43%	(22.52)%	26.72%	(4.08)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 581	$ 725	$ 732	$ 1,144	$ 932
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.38)%	0.37%	(0.52)%	(0.28)%	(0.31)%
Portfolio Turnover	1881%	1488%	976%	731%	677%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

† Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

THE PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

                                                           Investments                  Other Financial

        Valuation Inputs:                      In Securities                     Instruments

        Level 1

                             $573,341                          $         -

        Level 2

                           -                                     -

        Level 3

                                           -                                     -

             Total                                        $573,341                          $         -

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on April 1, 2007.  FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements were to be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  Investment management fees were $10,388 for the year ended March 31, 2009. At March 31, 2009 the Fund owed the Advisor $793.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2009 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $1,476,985.

	For the Year Ended 3/31/2009		For the Year Ended 3/31/2008
	Shares	Amount	Shares	Amount
Shares sold	9,129	$46,461	3,714	$19,098
Shares reinvested	76	412	-	-
Shares redeemed	(10,750)	(55,416)	(24,238)	(127,385)
Net decrease	(1,545)	$(8,543)	(20,524)	$(108,287)

5.)

PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $5,738,472 and $5,515,010 respectively; there were no purchases or sales of U.S. Government obligations

6.)

PUT AND CALL OPTIONS PURCHASED

As of March 31, 2009 the Fund had call options valued at $0.

Transactions in call and put options purchased during the year ended March 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2008	50	18,746
Options purchased	5,628	319,681
Options written	-	-
Options exercised	-	-
Options expired	(1,010)	(10,779)
Options terminated in closing purchase transaction	(4,658)	(324,439)
Options outstanding at March 31, 2009	10	$ 3,210

7.) TAX MATTERS
As of March 31, 2009, the Fund has federal income tax capital loss carry forwards of approximately $886,911 expiring as follows:

Years

Amount

2010

$446,145

2011

  100,553

2013

    12,518

2014

  198,346

2017                       129,349

As of March 31, 2009, the components of distributable earnings on tax basis were as follows:

             Realized loss on investments                             $(886,911)

           Unrealized depreciation on investments

     $(9,383)

For Federal income tax purposes, the cost of investments owned at March 31, 2009 was $582,724.

At March 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$11,184	($20,567)	($9,383)

The tax character of the shareholder distribution for the fiscal year ended March 31, 2009 was in the amount of $0.0032 per share on December 26, 2008 from ordinary income in the amount of $412.

8.)

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

THE PRASAD GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MARCH 31, 2009

To the Shareholders and

Board of Trustees

The Prasad Growth Fund,

   A Series of Prasad Series Trust

We have audited the accompanying statement of assets and liabilities of the Prasad Growth Fund, (the Fund), a series of Prasad Series Trust, including the schedule of investments, as of March 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the year ended March 31, 2005 were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prasad Growth Fund, a series of Prasad Series Trust, as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
May 27, 2009

THE PRASAD GROWTH FUND

EXPENSE ILLUSTRATION

MARCH 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                        Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	10/1/2008	3/31/2009	10/1/2008 to 3/31/2009
Actual	$1,000.00	$893.39	$7.08
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE PRASAD GROWTH FUND

TRUSTEES AND OFFICERS

MARCH 31, 2009 (UNAUDITED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 58	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 65	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2009.

THE PRASAD GROWTH FUND

TRUSTEES AND OFFICERS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 63	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

THE PRASAD GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Advisory Renewal Agreement

The agreement contract between the advisory firm, Mutual Funds Leader, Inc (MFL), and Prasad Series Trust (PST) was approved by the Board of Trustees of PST on April 29, 2009. The Trustees considered the services, operation and personnel of MFL and determined that, at the present time, MFL is capable of fulfilling its obligations under the Investment Advisory and Administrative

THE PRASAD GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2009 (UNAUDITED)

Agreement. The disinterested Trustees also discussed the fact that MFL is controlled by the Chairman of the Trust and the related conflict of interest. The disinterested trustees felt that MFL had done a good job managing PRGRX during a very tough period the markets had been going through since January of 2000. They reiterated the fact that PRGRX was ranked number one in Lipper Equity Fund Performance Analysis Service for the year 2008 in the Small-Cap Growth Funds Classification.

The 1.5% management fee paid to MFL pursuant to the Investment Advisory and Administrative Agreement was deemed by the Trustees to be appropriate after considering the services provided by MFL and the fees paid to other investment advisors by similar small mutual fund companies and the fact that MFL has been bearing all the expenses of PRGRX with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations).

The “disinterested” Trustees stated their belief that the unitary fee arrangement makes accounting easy and straight forward. They noted the fact that MFL does not have any soft dollar arrangements with any firm. They noted that MFL employs discount brokerage firms for trading which keeps the costs low. They noted the fact that MFL provides office space, computer equipment, software programs, expertise of the RIA with no additional cost. They felt that MFL has been providing excellent service and complying with accounting, regulatory and legal requirements in a satisfactory way.

The Board members discussed in detail and felt that MFL can conduct the day-to-day management of PRGRX, including the ability to effectively trade and monitor PRGRX’s portfolio, even during periods of extreme market volatility. The Board also ensures that the approval is done by all the disinterested trustees in person.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Patricia C. Foster, Esq. PLLC

190 Office Park Way

Pittsford, NY 14534

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$   8,500

FY 2008

$ 10,000

(b)

Audit-Related Fees

Registrant

FY2009

$ 0

FY2008

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2009

$ 0,000

FY 2008

$ 1,300

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2009

$ 0,000

FY 2008

$ 1,300

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Mutual Funds Leader, Inc. (the RIA) 1.5% of the total assets in the fund and Mutual Funds Leader, Inc. pays all the expenses of the Prasad Growth Fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 5, 2009

* Print the name and title of each signing officer under his or her signature.